Sep. 30, 2024
Virtus KAR Global Quality Dividend Fund
Virtus KAR Global Quality Dividend Fund
Investment Objective
The fund has an investment objective of total return, consisting of both capital appreciation and current income.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 84 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus KAR Global Quality Dividend Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus KAR Global Quality Dividend Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.60%	0.66%	0.61%	0.49%
Total Annual Fund Operating Expenses		1.60%	2.41%	1.36%	1.24%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)	(0.31%)	(0.26%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.35%	2.10%	1.10%	0.78%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares, 1.10% for Class I Shares and 0.78% for Class R6 Shares through January 31, 2026. Prior to January 31, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus KAR Global Quality Dividend Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 680	$ 313	$ 112	$ 80
3 Years	1,004	722	405	348
5 Years	1,351	1,258	720	637
10 Years	$ 2,326	$ 2,723	$ 1,612	$ 1,459

Expense Example, No Redemption - Virtus KAR Global Quality Dividend Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 680	$ 213	$ 112	$ 80
3 Years	1,004	722	405	348
5 Years	1,351	1,258	720	637
10 Years	$ 2,326	$ 2,723	$ 1,612	$ 1,459

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in a globally diversified portfolio of primarily high-quality, mature companies with high dividend yields. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The fund invests in dividend paying equity securities of companies that are tied economically to a number of countries throughout the world, including depositary receipts. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. Generally, the fund invests in approximately 25 to 50 securities at any given time.

Principal Risks
Risk Table - Virtus KAR Global Quality Dividend Fund	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Depositary Receipts Risk	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
Large Market Capitalization Companies Risk

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited Number of Investments Risk

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Small and Medium Market Capitalization Companies Risk

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index, a style-specific index and composite benchmark that reflect the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter:	2022, Q4:	13.95%	Worst Quarter:	2020, Q1:	-25.23%

Average Annual Total Returns (for the periods ended 12/31/24)
Average Annual Total Returns - Virtus KAR Global Quality Dividend Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	(1.15%)	1.11%	3.85%
Class C Shares	Return Before Taxes	3.75%	1.49%	3.65%
Class I Shares	Return Before Taxes	4.82%	2.50%	4.69%
Class I Shares | After Taxes on Distributions	Return After Taxes on Distributions	4.46%	1.94%	3.34%
Class I Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.39%	1.99%	3.37%
Class R6 Shares	Return Before Taxes	5.17%	2.84%		4.24%	Aug. 01, 2019
MSCI All Country World Index (net)	MSCI All Country World Index (net)	17.49%	10.06%	9.23%	11.07%	Aug. 01, 2019
MSCI World High Dividend Yield Index (net)	MSCI World High Dividend Yield Index (net)	7.95%	5.38%	6.34%	6.73%	Aug. 01, 2019
Global Quality Dividend Linked Benchmark	Global Quality Dividend Linked Benchmark	7.95%	5.38%	7.08%	6.73%	Aug. 01, 2019

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

Performance of the Global Quality Dividend Linked benchmark consists of the MSCI World High Dividend Yield Index (net). The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested.

Performance of the Global Quality Dividend Linked benchmark prior to February 1, 2017 is that of the Russell 1000® Value Index and from February 1, 2017 to December 31, 2018, it is that of the Russell Developed Large Cap Index (net). The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.